Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020 shares
Significant Accounting Policies (Details) [Line Items]
Shares issued	17,600,000
Recognized income tax	50.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Straight-line basis of depreciation useful life	3 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Straight-line basis of depreciation useful life	5 years
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued	1,933,740
Earnout Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued	3,876,481
2020 Share Incentive Plan [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued	1,486,504